FINANCIAL INSTRUMENTS (Concentrations of Risk) (Details)	1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2021 USD ($) vessel carrier numberOfCounterparties	Dec. 31, 2020 USD ($) vessel drillingRig	Dec. 31, 2019	Aug. 27, 2021 USD ($)
Concentration Risk [Line Items]
Number of container vessels contracted to be chartered in | vessel		4	4	4
Number of drilling units | drillingRig				3
Total loans to related parties - associated companies, long-term		$ 123,910,000	$ 45,000,000	$ 123,910,000
Number of counterparties with which the Company has International Swaps and Derivatives Association ("ISDA") agreements. | numberOfCounterparties			4
Disposal Group, Disposed of by Sale, Not Discontinued Operations | River Box
Concentration Risk [Line Items]
Ownership percentage of disposed assets		50.10%		50.10%
Financial Guarantee
Concentration Risk [Line Items]
Guarantor obligations, current carrying value		$ 83,100,000	$ 83,100,000	$ 83,100,000		$ 83,100,000
MSC
Concentration Risk [Line Items]
Number of container vessels contracted to be chartered in | vessel			10
Maersk
Concentration Risk [Line Items]
Number of container vessels contracted to be chartered in | vessel			15
Evergreen Marine
Concentration Risk [Line Items]
Number of container vessels contracted to be chartered in | vessel			6
Frontline
Concentration Risk [Line Items]
Guarantee compliance, minimum free cash			$ 2,000,000
Management/operating fee per day			$ 9,000
Golden Ocean
Concentration Risk [Line Items]
Lessee, operating lease, number of leased carriers | carrier			8
West Linus and West Hercules | Minimum
Concentration Risk [Line Items]
Expected percentage of revenue to be collected under existing charter agreements (as percent)	65.00%	65.00%
West Linus and West Hercules | Maximum
Concentration Risk [Line Items]
Expected percentage of revenue to be collected under existing charter agreements (as percent)	75.00%	75.00%
SFL Hercules | Financial Guarantee
Concentration Risk [Line Items]
Cash contribution						5,000,000
Seadrill | Financial Guarantee
Concentration Risk [Line Items]
Accounts Payable						$ 3,000,000
River Box
Concentration Risk [Line Items]
Ownership percentage		49.90%		49.90%
Total loans to related parties - associated companies, long-term		$ 45,000,000	$ 45,000,000	$ 45,000,000
Seadrill
Concentration Risk [Line Items]
Total loans to related parties - associated companies, long-term		$ 123,900,000	$ 45,000,000	$ 123,900,000
Frontline | Frontline Shipping
Concentration Risk [Line Items]
Noncontrolling interest, ownership percentage by parent			100.00%
Frontline Shipping | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage			2.00%	6.00%	4.00%
Golden Ocean | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage			12.00%	11.00%	11.00%
MSC | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage			2.00%	13.00%	14.00%
Maersk | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage			32.00%	29.00%	30.00%
Evergreen Marine | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage			15.00%	15.00%	14.00%
Associated Companies | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage			2.00%	7.00%	35.00%
Seadrill | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage			6.00%	1.00%	0.00%